Share-based Payment - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | $ / shares	$ 74.22	$ 74.99	$ 74.86
Forfeited | $ / shares	91.64	79.23	73.92
Exercised during the year | $ / shares	41.43
Outstanding, end of year | $ / shares	$ 76.12	$ 74.22	$ 74.99
Outstanding, beginning of year	21,460,000	25,344,000	28,819,000
Granted	0	0
Forfeited	(1,702,000)	(3,884,000)	(3,475,000)
Exercised during the year	(1,937,000)
Outstanding, end of year	17,821,000	21,460,000	25,344,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | $ / shares	$ 140.87	$ 0
Granted | $ / shares	82.60	140.88
Forfeited | $ / shares	152.70	141.31
Exercised during the year | $ / shares	141.69
Outstanding, end of year | $ / shares	$ 109.47	$ 140.87	$ 0
Outstanding, beginning of year	1,958,000	0
Granted	1,590,000	1,990,000
Forfeited	(223,000)	(32,000)
Exercised during the year	(283,000)
Outstanding, end of year	3,042,000	1,958,000	0